CALIFORNIA SUPPLEMENT DATED AUGUST 6, 2001
                       TO PROSPECTUS DATED AUGUST 6, 2001

                      PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

                                 with respect to

                                  Survivorship
                   Variable Universal Life Insurance Contracts

     The portfolios available to Pruco Life's Survivorship Variable Universal Life Insurance Contracts are approved in all states, except California. The portfolios not available in California are listed below:


SP Aggressive Growth Asset Allocation Portfolio
SP AIM Aggressive Growth Portfolio
SP AIM Growth & Income Portfolio
SP Alliance Large Cap Growth Portfolio
SP Alliance Technology Portfolio
SP Balanced Asset Allocation Portfolio
SP Conservative Asset Allocation Portfolio
SP Davis Value Portfolio
SP Deutsche International Equity Portfolio
SP Growth Asset Allocation Portfolio
SP INVESCO Small Company Growth Portfolio
SP Jennison International Growth Portfolio
SP Large Cap Value Portfolio
SP MFS Capital Opportunities Portfolio
SP MFS Mid-Cap Growth Portfolio
SP PIMCO High Yield Portfolio
SP PIMCO Total Return Portfolio
SP Prudential U.S. Emerging Growth Portfolio
SP Small/Mid Cap Value Portfolio
SP Strategic Partners Focused Growth Portfolio


















SVUL2 CASUP Ed. 8-2001